Supplement to the
Fidelity® Four-in-One Index Fund
April 29, 2016
Summary Prospectus

Effective June 14, 2016, “Fidelity” will replace “Spartan” in the fund name for each Spartan® Index Fund referenced within the prospectus.

IDV-SUM-16-01 1.954619.101	May 13, 2016